MAXIM SERIES FUND, INC.

                          Maxim Money Market Portfolio

                                  Annual Report

                                December 31, 2002










This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

                             MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111

TO THE SHAREHOLDERS OF MAXIM SERIES FUND, INC.

The U.S. economic recovery is proving to be sluggish and uneven. We expect growth to be below trend for the next few quarters, gaining momentum through the second half of 2003. Expectations are for real gross domestic product (GDP) growth in 2003 of 2.5%. Globally, economies remain weak with the exception of China. However, global growth is expected to firm to 2.5% in 2003 from a projected 2.0% growth rate in 2002 reflecting a modest, cyclical rebound in the euro area, sustained trend growth in the U.S. and the U.K. and stable growth in non-Japan Asia. Japan's economy is expected to have shrunk at a -0.3% rate in 2002 with projections for further deterioration in 2003 (-0.3%).

The Federal Reserve Board (Fed) responded aggressively to weaker than expected economic data with a 50 basis point cut in the Fed Funds rate to 1.25% at the November 2002 meeting. While stimulative policy and strong underlying productivity growth were expected to restore the economy to a sustainable trend rate of growth, persistent stock market weakness has undercut monetary policy stimulus and economic risks are currently biased to a below potential growth scenario. The Fed is expected to maintain its neutral bias largely because of the prospects for Federal fiscal stimulus. However, further easing will be supported if oil prices continue to rise and the economic data remain weak. Policy has been effective in keeping the U.S. out of renewed recession despite significant shocks: 1) the loss of wealth following the implosion of the stock market bubble, 2) the shock to confidence following the terrorist attacks in 2001, 3) the loss of confidence in corporate America, 4) the conflict with Iraq and North Korea and 5) the rise in the price of oil to its present $30 per barrel.

Economic data will not likely surprise on the upside in the short term, however we expect a gradual strengthening in growth to take place over the next year. Currently, economic indicators are mixed.

>> Corporate profits are improving but pricing power is limited. Corporations have cut employment, inventories and equipment investment dramatically over the past year in an effort to improve profit margins. Business spending remains soft, and inventory rebuilding is not yet occurring, as companies remain wary of increasing spending in this uncertain economic environment. The manufacturing index did surge back above 50 in December. If growth in manufacturing output can be maintained, then an increase in capital expenditure could occur in 2003.

>> Housing remains firm though prices are appreciating at a slower rate. The most recent data indicated a strong increase in housing permits and starts in December - permits were up over 8% in 2002 and housing starts were up 6.5% over the same period.

>> Layoff announcements spiked up in October, dropped sharply in November and December and are expected to jump back up in January. The economy lost 181,000 jobs in 2002 and 1.4 million jobs in 2001. The four-week moving average of initial unemployment claims has moved back down below the critical 400,000 level, suggesting that the labor market may be beginning to stabilize. The unemployment rate is currently 6.0% and we anticipate a peak of 6.2%.

>> Retail sales, including autos have been weaker than expected. The holiday season was disappointing and in fact the unexpectedly large decline in payrolls in December is largely attributable to the drop in retail jobs.

>> Core inflation will likely stay flat or slow slightly in 2003: resources are underutilized, GDP growth is expected to remain below trend and wage growth is slowing. Service sector inflation is up slightly from 2001 at 3.8% however is expected to decline modestly in 2003. Energy prices however remain elevated due to the potential for war with Iraq and the strike in Venezuela. At $30 per barrel, oil prices are up 50% from the beginning of 2002. Despite higher energy prices, inflation is expected to increase a moderate 1.8% in 2003.

>> Consumer spending is expected to grow at a slower pace in 2003 after providing significant support to economic growth last year - largely a function of rising home values and falling mortgage rates. At November 30, 2002 real consumer spending was up 2.7% year over year. Consumers tapped into the equity in their homes via refinancing thereby boosting their purchasing power, decreasing debt service costs at the same time. As support from mortgage refinancing activity slows along with the slowdown in the pace of home price appreciation, consumer spending should slow. Further supporting a slowdown in consumer spending is the expectation for increased allocation to savings as households focus on their balance sheets, the weak labor market and ongoing geopolitical risks. From November 30, 2001 to November 30, 2002, real incomes were up 6.1%, real spending was up 2.7% and the savings rate was at 4.3%.

In the past two years, government and particularly household spending have been the main drivers of growth; in the year ahead, business spending will hopefully take the lead.

The fiscal stimulus package proposed by President Bush will have an impact on GDP growth. The $674 billion package is mostly in the form of tax cuts with more than one half coming from a proposed elimination of personal income taxes on dividends. Congress will likely scale back the package to around $400 billion. The impact of the scaled back version is expected to be moderate adding 0.2% to GDP growth in 2003 and 0.8% in 2004. The GDP impact is dependent on how quickly the Bill is passed and enacted.

Given the probability of a war with Iraq, in addition to the fiscal stimulus package, the U.S. budget situation should deteriorate in 2003. Projections indicate a budget deficit of $285 billion in fiscal year 2003 followed by a deficit of $235 billion in fiscal year 2004. As a result of the expected budget deficit, the issuance of Treasury debt will increase significantly.

The potential for war with Iraq is an ongoing and significant risk. While this has been headline news for many months, the reality of war may lead to a plunge in confidence and a continued drop in consumer spending which would negatively impact an already tepid recovery.

The equity markets have rallied since early October, though the broad Indices were still down significantly on a year-to-date basis at December 31, 2002. Interest rates across the curve bottomed in early October after declining to levels not experienced since the 1960's, rising modestly since then. It is likely that inflation and yields will stay relatively low over the intermediate term, providing the Fed significant latitude to allow the economy to gain some momentum before they begin to tighten. It is improbable that the Fed would begin to tighten before growth is firmly re-established (two quarters of solid growth) and the unemployment rate is trending down. By mid-2003, as corporate governance issues fade and tensions with Iraq and North Korea are resolved, a recovery in confidence - both business and consumer, and the combined effects of monetary and fiscal stimulus, the economy should start to firm.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it.

GW Capital Management, LLC is the investment adviser for Maxim Series Fund, with the following sub-advisers providing services during the period for certain portfolios: Ariel Capital Management, Inc., Barclays Global Fund Advisors, Founders Asset Management, LLC, INVESCO Funds Group, Inc., INVESCO Global Asset Management (N.A.), Inc., Loomis, Sayles & Company, L.P., Pareto Partners, Templeton Investment Counsel, LLC and T. Rowe Price Associates, Inc.


This report and the financial statements contained herein are submitted for the general information of shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Portfolio of the Maxim Series Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 7, 2003

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                          MONEY
                                                                                         MARKET

                                                                                        PORTFOLIO

                                                                                     ----------------
                                                                                     ----------------
ASSETS:
     Investments in securities, market value   (1)                                 $     940,125,834
     Cash                                                                                     73,980
     Collateral for securities loaned                                                      4,556,511
     Dividends and interest receivable                                                       287,520
                                                                                     ----------------
                                                                                     ----------------

            Total assets                                                                 945,043,845
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:

     Dividends payable                                                                        24,161
     Due to investment adviser                                                               378,381
     Payable upon return of securities loaned                                              4,556,511
                                                                                     ----------------
                                                                                     ----------------

            Total liabilities                                                              4,959,053
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     940,084,792
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $      94,008,479
     Additional paid-in capital                                                          846,076,313
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     940,084,792
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $            1.00
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                        1,100,000,000
     Outstanding                                                                         940,084,792

(1)  Cost of investments in securities:                                            $     940,125,834

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         MONEY
                                                                                         MARKET
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
INVESTMENT INCOME:
     Interest                                                                      $     16,670,064
     Income from securities lending                                                          10,511
                                                                                     ---------------
                                                                                     ---------------

     Total income                                                                        16,680,575
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

     Management fees                                                                      4,175,167
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                    12,505,408
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     12,505,408
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                               MONEY MARKET
                                                                                PORTFOLIO
                                                                     ---------------------------------
                                                                     ---------------------------------
                                                                         2002              2001
                                                                     --------------   ----------------
                                                                     --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $    12,505,408  $      31,046,380
     Net realized gain on investments                                                         134,538
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Net increase in net assets resulting from operations               12,505,408         31,180,918
                                                                     --------------   ----------------
                                                                     --------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                        (12,505,408)       (31,144,265)
     From net realized gains                                                                  (36,653)
     From tax return of capital                                           (476,097)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Total distributions                                               (12,981,505)       (31,180,918)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                 647,153,662      1,175,891,687
     Reinvestment of distributions                                      13,090,842         31,290,128
     Redemptions of shares                                            (634,227,940)    (1,010,901,244)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Net increase in net assets resulting from share transactions       26,016,564        196,280,571
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Total increase in net assets                                       25,540,467        196,280,571

NET ASSETS:
     Beginning of period                                               914,544,325        718,263,754
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     End of period                                                 $   940,084,792  $     914,544,325
                                                                     ==============   ================
                                                                     ==============   ================


OTHER INFORMATION:

SHARES:

     Sold                                                              646,834,556      1,175,294,743
     Issued in reinvestment of distributions                            13,084,904         31,274,243
     Redeemed                                                         (633,914,724)    (1,010,388,058)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Net increase                                                       26,004,736        196,180,928
                                                                     ==============   ================
                                                                     ==============   ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
                                                          Year Ended December 31,
                                        -------------------------------------------------------------
                                        -------------------------------------------------------------
                                           2002        2001         2000         1999        1998
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------
Net Asset Value, Beginning of Period  $     1.0005 $    1.0005  $    1.0005 $     1.0005 $    1.0007

Income from Investment Operations

Net investment income                       0.0139      0.0373       0.0590       0.0471      0.0505
Net realized loss                                                                            (0.0002)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Income From Investment Operations     0.0139      0.0373       0.0590       0.0471      0.0503
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Less Distributions

From net investment income                 (0.0139)    (0.0373)     (0.0590)     (0.0471)    (0.0505)
From tax return of capital                 (0.0005)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Distributions                        (0.0144)    (0.0373)     (0.0590)     (0.0471)    (0.0505)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period        $     1.0000 $    1.0005  $    1.0005 $     1.0005 $    1.0005
                                        ===========  ==========   ==========  ===========  ==========
                                        ===========  ==========   ==========  ===========  ==========


Total Return                                 1.40%       3.80%        6.07%        4.81%       5.15%

Net Assets, End of Period ($000)      $    940,085 $   914,544  $   718,264 $    722,697 $   619,417

Ratio of Expenses to Average Net Assets      0.46%       0.46%        0.46%        0.46%       0.46%

Ratio of Net Investment Income to

    Average Net Assets                       1.38%       3.62%        5.93%        4.73%       5.05%


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Money Market Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. For the year ended December 31, 2002, the Portfolio reclassified $476,097 from overdistributed net investment income to paid-in capital. This reclassification had no impact on the NAV of the Portfolio.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2002, the Portfolio had securities on loan valued at $4,519,331 and received collateral of $4,556,511 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The Maxim Series Fund

Money Market Portfolio

BONDS

AGENCY --- 5.43%

  9,500,000 Federal Farm Credit **                                     9,500,000
            1.600% December 18, 2003
 10,000,000 Federal Home Loan Bank **                                 10,000,000
            1.590% December 19, 2003
  5,000,000 Federal Home Loan Bank **                                  5,000,000
            1.520% December 16, 2003
  1,500,000 Freddie Mac ~ **                                           1,518,461
            4.500% June 15, 2003
 25,000,000 Sallie Mae ** (4)                                         25,000,000
            1.859% April 1, 2004
                                                                     $51,018,461

AGENCY ASSET BACKED --- 11.11%
 12,909,016 Fannie Mae (4)                                            12,906,108
            Series 2002-T7 Class A1
            1.530% June 25, 2033

 10,436,437 Fannie Mae (4)                                            10,436,437
            Series 2001-T9 Class A1
            1.530% September 25, 2031

 14,314,248 Fannie Mae (4)                                            14,314,248
            Series 2002-T13 Class A1
            1.520% August 25, 2032

 14,113,281 Fannie Mae (4)                                            14,113,281
            Series 2002-T10 Class A1
            1.540% June 25, 2032

  8,166,410 Freddie Mac (4)                                            8,166,410
            Series T-31 Class A7
            1.545% February 25, 2031

  1,908,231 Freddie Mac (4)                                            1,908,231
            Series T-29 Class A1
            1.550% September 15, 2026

 25,442,112 Freddie Mac (4)                                           25,443,514
            Series T-35 Class A
            1.560% September 25, 2031

  7,527,629 Freddie Mac (4)                                            7,531,428
            Series T-26 Class A1
            1.550% January 15, 2027

  9,583,119 Freddie Mac (4)                                            9,583,119
            Series T-32 Class A1
            1.550% August 25, 2031

                                                                    $104,402,776

AGENCY MORTGAGE BACKED --- 4.13%
 20,167,880 Fannie Mae (4)                                            20,167,880
            Series 2001-T13 Class A1
            1.580% March 25, 2032

 17,282,743 Fannie Mae (4)                                            17,272,499
            Series 2002-W5 Class A9
            1.820% November 25, 2030

    577,359 Freddie Mac (4)                                              577,359
            Series T-20 Class A7
            1.570% December 25, 2029

    845,822 Freddie Mac (4)                                              845,822
            Series T-28 Class A1
            1.565% September 25, 2030

                                                                     $38,863,560

TOTAL BONDS --- 20.67%                                              $194,284,797
(Cost $194,284,797)

SHORT-TERM INVESTMENTS

  8,724,000 Fannie Mae                                                 8,718,475
               1.650%, January 15, 2003
 20,000,000 Fannie Mae                                                19,991,592
               1.280%, January 13, 2003
  7,317,000 Fannie Mae                                                 7,283,675
               1.330%, May 7, 2003
 19,787,000 Fannie Mae                                                19,742,594
               1.680%, February 19, 2003
 25,000,000 Fannie Mae                                                24,944,823
               1.280%, March 5, 2003
 17,375,000 Fannie Mae                                                17,332,080
               1.290%, March 12, 2003
 25,000,000 Fannie Mae                                                24,994,663
               1.300%. January 7, 2003
 20,000,000 Fannie Mae                                                19,977,393
               1.480%, January 29, 2003
 20,000,000 Fannie Mae                                                19,954,598
               1.320%, March 5, 2003
 25,000,000 Fannie Mae                                                24,979,855
               1.280%, January 24, 2003
  5,000,000 Fannie Mae                                                 4,976,500
               1.300%, May 14, 2003
 43,668,000 Fannie Mae                                                43,526,017
               1.590%, March 26, 2003
 66,150,000 Fannie Mae                                                66,128,348
               1.720%, January 8, 2003
 13,515,000 Fannie Mae                                                13,501,953
               1.680%, January 22, 2003
 15,000,000 Fannie Mae                                                14,910,709
               1.300%, June 18, 2003
  5,000,000 Fannie Mae                                                 4,997,723
               1.280%, January 14, 2003
 15,000,000 Fannie Mae                                                14,946,488
               1.700%, March 19, 2003
 27,000,000 Federal Farm Credit                                       26,998,152
               1.250%, January 3, 2003
 25,000,000 Federal Farm Credit                                       24,861,241
               1.260%, June 11, 2003
 25,000,000 Federal Farm Credit                                       24,993,104
               1.260%, January 9, 2003
  9,075,000 Federal Farm Credit                                        9,050,047
               1.620%, March 4, 2003
 16,000,000 Federal Home Loan Bank                                    15,993,526
               1.640%, January 10, 2003
 10,800,000 Federal Home Loan Bank                                    10,789,404
               1.280%, January 29, 2003
 10,000,000 Federal Home Loan Bank                                     9,990,270
               1.690%, January 22, 2003
  5,068,000 Federal Home Loan Bank                                     5,059,307
               1.700%, February 7, 2003
 12,891,000 Federal Home Loan Bank ~                                  12,858,207
               1.630%, February 27, 2003
 30,000,000 Freddie Mac                                               29,806,434
               1.320%, June 30, 2003
 10,000,000 Freddie Mac                                                9,989,576
               1.730%, January 23, 2003
 12,598,000 Freddie Mac                                               12,589,046
               1.730%, January 16, 2003
  6,022,000 Freddie Mac                                                6,020,754
               1.260%, January 7, 2003
 20,000,000 Freddie Mac                                               19,971,437
               1.450%, February 6, 2003
 51,297,000 Freddie Mac                                               51,295,553
               1.680%, January 2, 2003
 25,000,000 Freddie Mac                                               24,852,099
               1.290%, June 19, 2003
  3,938,000 Sallie Mae                                                 3,914,978
               1.290%, June 17, 2003
 30,000,000 Sallie Mae                                                29,936,833
               2.090%, February 7, 2003
 15,000,000 Sallie Mae **                                             15,000,000
               2.050%, November 21, 2003
  2,000,000 Sallie Mae **                                              2,000,110
               1.250%, January 3, 2003

 14,000,000 Inter-American Development Bank                           13,992,151
               1.280%, January 17, 2003
 15,000,000 International Bank for Reconstruction and Development     14,997,393
               1.270%, January 6, 2003
 20,000,000 International Bank for Reconstruction and Development     19,973,929
               1.590%, January 31, 2003

TOTAL SHORT-TERM INVESTMENTS --- 79.33%                             $745,841,037
(Cost $745,841,037)

TOTAL MONEY MARKET PORTFOLIO --- 100%                               $940,125,834
(Cost $940,125,834)


Legend

~  A portion or all of the security is on loan at December 31, 2002.
**  Security is and agency note with maturity date and interest rate indicated.
(4)  Represents the current interest rate for variable rate security.
See Notes to Financial Statements

FUND DIRECTORS AND OFFICERS (UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS

---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       43      Trustee,
(77)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 43      Trustee,
Koeppe (70)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        43      Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             43      Trustee,
McCallum (60)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        43      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(47)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, MCM;

                                            Director and Executive

                                            Vice President, Orchard

                                  Trust Company

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       43           None
McDonald (56)                2001 to        Fin and Investment
                             present        Operations; Treasurer,
                                            MCM, Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary,
                                            MCM, One Orchard Equities,
                                            Inc. ("One Orchard"),
                                            Greenwood Investments,
                                            LLC, BenefitsCorp
                                            Equities, Inc.,
                                            BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."

The Fund paid its directors a total of $15,860 in compensation during 2002. No officer of the Fund receives any compensation from the Fund. Additional information about the Fund and its Directors is available in the Fund's
Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado
80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on April 4, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. To approve of an amendment to the Profile Portfolios' fundamental investment policy concerning investments in liquid, non-investment company securities.

2. To approve of new sub-advisory agreement appointing Barclays Global Fund Advisors as sub-adviser.

3. To approve of a new "manager-of-managers" structure for Maxim Series Fund, Inc.

4. To approve of an amendment to the Investment Advisory Agreement regarding a new "manager-of-managers" structure for Maxim Series Fund, Inc.

5. To approve amendments to the fundamental investment policies of the Fund generally to standardize the language of those policies that are required to be fundamental concerning (5.a.) borrowing, (5.b.) commodities, (5.c.) industry concentration, (5.d.) loans, (5.e.) diversification, (5.f.) real estate, (5.g.) senior securities and (5.h.) underwriting.

6. To approve amendments to the fundamental investment policies of the Fund generally to delete policies that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental concerning (6.a.) purchases of securities on margin, (6.b.) purchases of investments in other investment companies; (6.c.) investments in oil, gas and/or mineral exploration, (6.d.) exercise of control, (6.e.) purchases of restricted securities and (6.f.) purchases of foreign securities.

The votes cast in these matters++ for the Maxim Money Market Portfolio were:

PROPOSALS #3, 4
            For:       843,906,001.48
            Against:   6,876,007.63
            Abstain*:  10,592,999.19

PROPOSAL #5a
            For:       836,413.340.26
            Against:   8,383,510.62
            Abstain*:  16,578,166.42

PROPOSAL #5b
            For:       836,375,999,64
            Against:   14,435,881.96
            Abstain*:  10,563,126.70

PROPOSAL #5c
            For:       836,302,385.28
            Against:   14,446,550.71
            Abstain*:  10,626.072.30

PROPOSAL #5d
            For:       836,388,802.14
            Against:   8,411.240.37
            Abstain*:  16,574,965.80

PROPOSAL #5e
            For:       844,494,916.33
            Against:   6,320,165.90
            Abstain*:  10,559,926.07

PROPOSAL #5f
            For:       844,471,445.09
            Against:   6,344,704.02
            Abstain*:  10,558.859.20

PROPOSAL #5g
            For:       844,369,025.11
            Against:   6,434,321.49
            Abstain*:  10,571.661.69

PROPOSAL #5h
            For:       836,229,837.80
            Against:   8,539,265.33
            Abstain*:  16,605,905.16

PROPOSAL #6a
            For:       835,903.374,14
            Against:   14,976,787.45
            Abstain*:  10,494.846.71

PROPOSAL #6b
            For:       838,267,568.54
            Against:   6,495,352.70
            Abstain*:  16,513,087.06

PROPOSAL #6c
            For:       836,430,410.25
            Against:   14,466,821.33
            Abstain*:  10,477.776.72

PROPOSAL #6d
            For:       838,151,279.19
            Against:   6,667,967.06
            Abstain*:  16,555,762.05

PROPOSAL #6e
            For:       838,123.540.45
            Against:   6,695,705.80
            Abstain*:  16,555,762.05

PROPOSAL #6f
            For:       836,047.402.22
            Against:   8,664,089.68
            Abstain*:  16,663,516.40

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

++ Any proposal for which a vote is not shown denotes that this proposal was not applicable to this Portfolio.